Disclosure of Range of Exercise Prices of Outstanding Share Options, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	54,418	64,874	57,382	48,252
Weighted average remaining contractual life of outstanding share options	6 years 6 months 10 days	7 years 5 months 26 days	7 years 7 months 20 days
1.01 - 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	0	210	811
Weighted average remaining contractual life of outstanding share options	0 years	5 months 1 day	1 year 3 months 14 days
2.01 - 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	76	76	283
Weighted average remaining contractual life of outstanding share options	10 months 6 days	1 year 10 months 9 days	2 years 9 months 18 days
3.01 - 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	9,783	11,045	14,805
Weighted average remaining contractual life of outstanding share options	4 years 10 months 6 days	5 years 10 months 17 days	6 years 11 months 8 days
4.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	13,394	16,092	18,673
Weighted average remaining contractual life of outstanding share options	6 years 4 months 2 days	7 years 4 months 28 days	8 years
5.01 - 6.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	26,587	31,292	15,991
Weighted average remaining contractual life of outstanding share options	7 years 8 months 4 days	8 years 7 months 24 days	9 years 3 days
6.01 - 7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,851	2,023	2,227
Weighted average remaining contractual life of outstanding share options	5 years 2 months 26 days	6 years 5 months 1 day	7 years 3 months 3 days
7.01 - 8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,288	2,098	2,554
Weighted average remaining contractual life of outstanding share options	3 years 3 months 7 days	4 years 3 months 25 days	5 years 3 months 14 days
8.01 - 9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding	1,439	2,038	2,038
Weighted average remaining contractual life of outstanding share options	3 years 2 months 15 days	4 years 2 months 15 days	5 years 2 months 15 days